SHARE-BASED PAYMENTS - Fair value of options granted (Details)	12 Months Ended
	Dec. 31, 2023 Y € / shares	Dec. 31, 2022 Y € / shares	Dec. 31, 2021 Y € / shares
Equity Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Y	1.63
Equity Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Y	4.00
ESOP 2023 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates	€ 46.63
ESOP 2023 | Equity Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 32.20
Expected dividends	0.00%
ESOP 2023 | Equity Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates	€ 42.71
Expected volatility	40.30%
Risk-free interest rate	2.30%
ESOP 2023 | Equity Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	44.00%
Risk-free interest rate	3.20%
ESOP 2023 | Time vested options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	€ 18.29
ESOP 2023 | Time vested options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	21.39
ESOP 2023 | Brand performance based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	17.08
ESOP 2023 | Brand performance based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	17.51
ESOP 2023 | Group performance based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	5.78
ESOP 2023 | Group performance based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	8.82
ESOP 2023 | Cash Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates	57.00
Exercise price	€ 43.00
Expected dividends	0.00%
ESOP 2023 | Cash Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	40.00%
Expected life | Y	1.25
Risk-free interest rate	2.20%
ESOP 2023 | Cash Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	42.70%
Expected life | Y	3.27
Risk-free interest rate	2.90%
ESOP 2023 | Time Vested Cash-settled Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	€ 21.79
ESOP 2023 | Brand Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	18.68
ESOP 2023 | Brand Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	24.54
ESOP 2019 | Equity Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 23.60	€ 23.60	€ 23.60
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate			0.00%
ESOP 2019 | Equity Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates	€ 41.24	€ 37.63	€ 23.92
Expected volatility	40.30%	39.00%	37.80%
Expected life | Y	1.75	3.05	4.18
Risk-free interest rate	2.30%	0.30%
ESOP 2019 | Equity Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates	€ 46.63	€ 41.24	€ 32.08
Expected volatility	45.50%	45.50%	40.10%
Expected life | Y	6.00	6.00	6.00
Risk-free interest rate	3.20%	2.00%
ESOP 2019 | Time vested options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	€ 23.13	€ 18.88	€ 8.10
ESOP 2019 | Time vested options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	27.84	22.94	14.03
ESOP 2019 | Brand performance based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	22.08	18.32	7.94
ESOP 2019 | Brand performance based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	22.86	22.02	13.67
ESOP 2019 | Group performance based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	7.74	8.72	2.82
ESOP 2019 | Group performance based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	10.75	10.91	5.84
ESOP 2019 | Cash Settled
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates	€ 57.00	41.24	37.63
Exercise price		€ 23.60	€ 23.60
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate		2.50%	0.00%
ESOP 2019 | Cash Settled | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 23.60
Expected volatility	40.00%	41.80%	38.90%
Expected life | Y	1.25	3.00	4.00
Risk-free interest rate	2.00%
ESOP 2019 | Cash Settled | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 34.40
Expected volatility	44.00%	45.70%	41.10%
Expected life | Y	4.25	5.25	5.39
Risk-free interest rate	2.90%
ESOP 2019 | Time Vested Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	€ 25.41	€ 22.22	€ 18.25
ESOP 2019 | Time Vested Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	35.75	22.87	18.43
ESOP 2019 | Brand Performance Based Cash-settled Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options		22.22	18.25
ESOP 2019 | Brand Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	25.03
ESOP 2019 | Brand Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	36.54
ESOP 2019 | Group Performance Based Cash-settled Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options		€ 11.01	€ 8.89
ESOP 2019 | Group Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	24.55
ESOP 2019 | Group Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options	€ 24.97